Document and Entity Information	Nov. 09, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 09, 2025
Entity Registrant Name	SYNOPSYS INC
Entity Incorporation State Country Code	DE
Entity File Number	000-19807
Entity Tax Identification Number	56-1546236
Entity Address Address Line 1	675 Almanor Ave
Entity Address City Or Town	Sunnyvale
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94085
City Area Code	650
Local Phone Number	584-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (par value of $0.01 per share)
Trading Symbol	SNPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This current report on Form 8-K/A (this “Amendment”) amends the current report on Form 8-K filed by Synopsys, Inc. (“Synopsys”) with the Securities and Exchange Commission (the “SEC”) on November 12, 2025 (the “Original 8-K”). The sole purpose of this Amendment is to update the disclosure under “Item 2.05 Costs Associated with Exit or Disposal Activities” of the Original 8-K to report certain updates to estimates of pre-tax charges to the Synopsys GAAP financial results under its restructuring plan that was approved by the Board of Directors of Synopsys (the “Board”) on November 9, 2025 (the “Restructuring Plan”). No other changes are being made to the Original 8-K.
Entity Central Index Key	0000883241